Acquisitions and Dispositions (Proposed Acquisition Of Scana) (Narrative) (Detail) - Subsequent Event $ in Millions	1 Months Ended
Jan. 31, 2018 USD ($) shares
Business Acquisition [Line Items]
Contract termination fee	$ 280
SCANA [Member]
Business Acquisition [Line Items]
Common stock agreed to issue | shares	0.6690
Business combination, liability incurred	$ 575
Combination debt outstanding	7,000
Contract termination fee	$ 240
SCANA [Member] | Minimum
Business Acquisition [Line Items]
Discount on existing customers	5.00%
SCANA [Member] | Up-front Payment Arrangement [Member]
Business Acquisition [Line Items]
Business combination, liability incurred	$ 1,300
V.C. Summer Units [Member]
Business Acquisition [Line Items]
Business combination cost related to exclusion from rate recovery	1,700
Columbia energy.
Business Acquisition [Line Items]
Business combination cost related to exclusion from rate recovery	$ 180